Contents of Significant Accounts - Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model (Detail) - Stock Appreciation Right Plan For Employees [Member]
12 Months Ended
Dec. 31, 2023 yr $ / shares
Granted in September 2020 [Member]
Statement [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 52.6
Expected volatility	23.95%
Expected life	0.67
Expected dividend yield	6.02%
Risk-free interest rate	1.06%
Granted in June 2021 [Member]
Statement [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 52.6
Expected dividend yield	6.02%
Bottom of range [member] | Granted in June 2021 [Member]
Statement [Line Items]
Expected volatility	23.21%
Expected life	0.44
Risk-free interest rate	1.06%
Top of range [member] | Granted in June 2021 [Member]
Statement [Line Items]
Expected volatility	28.72%
Expected life	1.44
Risk-free interest rate	1.08%